Events Occurring After the Reporting Period	9 Months Ended
Mar. 31, 2024
Events Occurring After the Reporting Period [Abstract]
Events occurring after the reporting period	Note 15 – Events occurring after the reporting period There were no events occurring after the reporting period ended March 31, 2024.